Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,696,683,364.30	46,551		55.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$305,000,000.00	5.524%		April 15, 2025
Class A-2a Notes	$150,000,000.00	5.32%		January 15, 2027
Class A-2b Notes	$410,000,000.00	4.66385%	*	January 15, 2027
Class A-3 Notes	$560,000,000.00	5.09%		December 15, 2028
Class A-4 Notes	$75,000,000.00	5.01%		September 15, 2029
Class B Notes	$47,350,000.00	5.26%		November 15, 2029
Class C Notes	$31,560,000.00	0.00%		September 15, 2031
Total	$1,578,910,000.00
		* 30-day average SOFR + 0.36%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$4,177,512.30

Principal:
Principal Collections	$26,448,738.45
Prepayments in Full	$13,525,181.69
Liquidation Proceeds	$287,529.78
Recoveries	$152,688.59
Sub Total	$40,414,138.51
Collections	$44,591,650.81

Purchase Amounts:
Purchase Amounts Related to Principal	$173,193.04
Purchase Amounts Related to Interest	$1,315.57
Sub Total	$174,508.61

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,766,159.42

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	16
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$44,766,159.42
Servicing Fee	$834,316.49	$834,316.49	$0.00	$0.00	$43,931,842.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$43,931,842.93
Interest - Class A-2a Notes	$223,595.00	$223,595.00	$0.00	$0.00	$43,708,247.93
Interest - Class A-2b Notes	$517,922.00	$517,922.00	$0.00	$0.00	$43,190,325.93
Interest - Class A-3 Notes	$2,375,333.33	$2,375,333.33	$0.00	$0.00	$40,814,992.60
Interest - Class A-4 Notes	$313,125.00	$313,125.00	$0.00	$0.00	$40,501,867.60
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,501,867.60
Interest - Class B Notes	$207,550.83	$207,550.83	$0.00	$0.00	$40,294,316.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,294,316.77
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$40,294,316.77
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,294,316.77
Regular Principal Payment	$43,851,748.40	$40,294,316.77	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,766,159.42

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$40,294,316.77
Total					$40,294,316.77

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$10,793,120.56	$71.95	$223,595.00	$1.49	$11,016,715.56	$73.44
Class A-2b Notes	$29,501,196.21	$71.95	$517,922.00	$1.26	$30,019,118.21	$73.21
Class A-3 Notes	$0.00	$0.00	$2,375,333.33	$4.24	$2,375,333.33	$4.24
Class A-4 Notes	$0.00	$0.00	$313,125.00	$4.18	$313,125.00	$4.18
Class B Notes	$0.00	$0.00	$207,550.83	$4.38	$207,550.83	$4.38
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$40,294,316.77	$25.52	$3,637,526.16	$2.30	$43,931,842.93	$27.82

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$50,434,961.40	0.3362331	$39,641,840.84	0.2642789
Class A-2b Notes	$137,855,561.14	0.3362331	$108,354,364.93	0.2642789
Class A-3 Notes	$560,000,000.00	1.0000000	$560,000,000.00	1.0000000
Class A-4 Notes	$75,000,000.00	1.0000000	$75,000,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$902,200,522.54	0.5714072	$861,906,205.77	0.5458868

Pool Information
Weighted Average APR	4.987%	5.000%
Weighted Average Remaining Term	44.37	43.63
Number of Receivables Outstanding	34,413	33,632
Pool Balance	$1,001,179,783.00	$960,332,910.53
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$938,287,751.71	$900,384,762.98
Pool Factor	0.5900805	0.5660060

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,285.02
Yield Supplement Overcollateralization Amount	$59,948,147.55
Targeted Overcollateralization Amount	$101,984,136.39
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$98,426,704.76

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,285.02
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,285.02
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,285.02

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		78	$412,229.51
(Recoveries)		37	$152,688.59
Net Loss for Current Collection Period			$259,540.92
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3111%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3927%
Second Prior Collection Period			0.3919%
Prior Collection Period			0.4383%
Current Collection Period			0.3176%
Four Month Average (Current and Prior Three Collection Periods)			0.3851%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,209	$5,345,883.98
(Cumulative Recoveries)			$480,744.79
Cumulative Net Loss for All Collection Periods			$4,865,139.19
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2867%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,421.74
Average Net Loss for Receivables that have experienced a Realized Loss			$4,024.10

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.78%	205	$7,449,910.62
61-90 Days Delinquent	0.18%	48	$1,762,130.29
91-120 Days Delinquent	0.05%	10	$485,788.95
Over 120 Days Delinquent	0.05%	9	$516,644.45
Total Delinquent Receivables	1.06%	272	$10,214,474.31

Repossession Inventory:
Repossessed in the Current Collection Period		14	$601,137.54
Total Repossessed Inventory		31	$1,370,992.34

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1449%
Prior Collection Period			0.1598%
Current Collection Period			0.1992%
Three Month Average			0.1680%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2879%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-A
Monthly Investor Report

Collection Period	June 2025
Payment Date	7/15/2025
Transaction Month	16

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	75	$2,981,878.53
2 Months Extended	139	$5,579,243.84
3+ Months Extended	27	$996,984.52

Total Receivables Extended	241	$9,558,106.89
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer